Schedule of Merketable Securities Related Party Measured at Fair Value (Details) - Next NRG Holding Corp [Member] - USD ($)	Mar. 31, 2024	Dec. 31, 2023
Platform Operator, Crypto Asset [Line Items]
Marketable securities - related party	$ 326,135
Total Assets	326,135
Fair Value, Inputs, Level 1 [Member]
Platform Operator, Crypto Asset [Line Items]
Marketable securities - related party	326,135
Total Assets	326,135
Fair Value, Inputs, Level 2 [Member]
Platform Operator, Crypto Asset [Line Items]
Marketable securities - related party
Total Assets
Fair Value, Inputs, Level 3 [Member]
Platform Operator, Crypto Asset [Line Items]
Marketable securities - related party
Total Assets